John Hancock Mortgage-Backed Securities ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
John Hancock Mortgage-Backed Securities ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	8.33%	3.06%	7.48%	(10.66%)